Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Loss - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from Program Fees	$ 1,288,802	$ 954,621	$ 929,319	$ 937,415	$ 2,050,044
Less: Contractual payments to gyms	(754,000)	(556,098)	(537,012)	(574,025)	(1,215,191)
Net Revenue from Program Fees	534,802	398,523	392,307	363,390	834,853
Subscription Revenue	44,528
Transaction Revenue	52,283
Other Income	280,349	172,760	170,005	1,173,421	105,950
Total Revenue	911,962	571,283	562,312	1,536,811	940,803
Expenses
Program Expenses	78,431	124,190	160,578	229,848	342,600
Employee salaries and benefits	4,524,432	3,908,674	5,504,592	4,219,655	4,664,013
Share Based Payments	2,113,151	3,650,976	4,521,598	2,365,384	1,546,983
Advertising fees	321,260	419,912	613,348	721,713	3,615,399
Professional fees	2,500,507	1,505,745	1,790,344	864,419	685,870
Rent	8,335	7,245	11,169	11,793	2,366
IT costs	281,010	416,340	566,709	633,220	640,403
Depreciation and amortization	395,076	483,338	520,697	360,021	260,651
Net foreign exchange gain	(137,507)	(59,191)	(146,543)	(47,359)	(26,079)
Finance costs	194,326	3,219,591	3,262,927	4,472,730	2,191,803
Other expenses	2,056,071	1,198,176	1,565,924	1,432,094	965,808
Fair Value movement in derivative liability		(3,400,685)	(3,400,685)	6,870,729	(2,751,564)
Total Expenses	12,335,092	11,474,311	14,970,658	22,134,247	12,138,253
Loss before income tax expense	(11,423,130)	(10,903,028)	(14,408,346)	(20,597,436)	(11,197,450)
Income tax expense
Loss after income tax expense for the period	(11,423,130)	(10,903,028)	(14,408,346)	(20,597,436)	(11,197,450)
Other comprehensive loss, net of tax	(104,475)	(98,128)	(20,710)	(36,465)	(31,312)
Total comprehensive loss for the period attributable to the members of Mixed Martial Arts Group Limited	$ (11,527,605)	$ (11,001,156)	$ (14,429,056)	$ (20,633,901)	$ (11,228,762)
Basic loss per share	$ (0.94)	$ (1.06)	$ (1.40)	$ (5.26)	$ (2.86)
Diluted loss per share	$ (0.94)	$ (1.06)	$ (1.40)	$ (5.26)	$ (2.86)